UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended: March 31, 2007

        Check here if Amendment [_]; Amendment Number:___

        This Amendment (Check only one.):
               [_] is a restatement.
               [_] adds new holdings entries.

        Institutional Investment Manager Filing this Report:

        Name:                 Park West Asset Management LLC
        Address:              900 Larkspur Landing Circle, Suite 165
                              Larkspur, California 94939

        Form 13F File Number: 028-12265

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 James J. Watson
                             Chief Financial Officer
                                 (415) 354-0677


                               /s/ James J. Watson
                            ------------------------
                              Larkspur, California
                                  May 14, 2007


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary



Number of Other Included Managers:                0

Form 13 F Information Table Entry Total:         50

Form 13 F Information Table Value Total:   $197,491 (thousands)

List of Other Included Managers:            NONE

                         Park West Asset Management LLC
                           Form 13 F Holdings Report
                                 March 31, 2007



Column 1                           Column 2      Column 3  Column 4         Column 5        Column 6 Column 7        Column 8
--------------------------------  ----------    ---------  --------  --------------------   -------- --------  ------------------
                                   Title of                 Value    Shares/     Sh/   Put/ Invstmnt  Other      Voting Authority
Name of Issuer                       Class        Cusip    (x$1000)  Prn Amt     Prn   Call Dscretn   Mngrs     Sole    Shared  None
--------------------------------  ----------    ---------  --------  --------   ----- ----- -------- --------  -------  ------  ----
ADVENT SOFTWARE INC                 COM         007974108   3,644     104,498    SH          SOLE               104,498
ALESCO FINANCIAL INC                COM         014485106   3,464     397,747    SH          SOLE               397,747
ALLIANCE IMAGING INC                COM         018606202   2,634     301,705    SH          SOLE               301,705
ALTRIA GROUP INC                    COM         02209S103   8,673      98,775    SH          SOLE                98,775
AMTRUST FINANCIAL SERVICES INC      COM         032359309   5,076     480,703    SH          SOLE               480,703
APPLE, INC                          COM         037833100   6,301      67,814    SH          SOLE                67,814
ATLAS AMERICA, INC                  COM         049167109  13,673     242,043    SH          SOLE               242,043
THE BANCORP INC                     COM         05969A105   1,038      39,931    SH          SOLE                39,931
CELLCOM ISRAEL LTD. ORD             COM         M2196U109   6,058     332,100    SH          SOLE               332,100
CLEAR CHANNEL COMMUNICATIONS        COM         184502102   2,978      85,000    SH          SOLE                85,000
CONSOL ENERGY INC                   COM         20854P109   4,139     105,783    SH          SOLE               105,783
CONSTELLATION ENERGY GROUP          COM         210371100   2,691      30,944    SH          SOLE                30,944
CORN PRODUCTS INTL INC              COM         219023108   2,388      67,100    SH          SOLE                67,100
COVAD COMMUNICATIONS GROUP INC     DBCV 3% 3/1  222814AR6   2,610   3,000,000   PRN          SOLE             3,000,000
COVANTA HOLDING CORP                COM         22282E102   5,182     233,647    SH          SOLE               233,647
CYPRESS SEMICONDUCTOR CORP          COM         232806109   9,554     515,045    SH          SOLE               515,045
DAVITA INC                          COM         23918K108   7,669     143,827    SH          SOLE               143,827
DEKANIA CORP                        UNIT        24488U203   2,973     300,000    SH          SOLE               300,000
ECC CAPITAL CORPORATION             COM         26826M108     980   2,449,138    SH          SOLE             2,449,138
EMPRESAS ICA, S.A. DE C.V.         SP ADR       292448206   1,595      34,475    SH          SOLE                34,475
GENTEK INC                          COM         37245X203   1,036      30,403    SH          SOLE                30,403
HERTZ GLOBAL HOLDINGS, INC          COM         42805T105   3,434     144,891    SH          SOLE               144,891
INNOPHOS HOLDINGS INC               COM         45774N108   6,311     365,001    SH          SOLE               365,001
ITC HOLDINGS CORP                   COM         465685105   4,851     112,052    SH          SOLE               112,052
KKR FINANCIAL CORP                  COM         482476306     795      29,000    SH          SOLE                29,000
MI DEVELOPMENTS INC                 COM         55304X104   2,476      66,213    SH          SOLE                66,213
MANNATECH INC                       COM         563771104      62         250    SH   PUT    SOLE                   250
MARSH & MCLENNAN CO INC             COM         571748102   1,318      45,000    SH          SOLE                45,000
MERUELO MADDUX PROPERTIES INC       COM         590473104     876     100,104    SH          SOLE               100,104
NRG ENERGY, INC                     COM         629377508   9,631     133,694    SH          SOLE               133,694
NEXCEN BRANDS INC                   COM         653351106   6,365     641,622    SH          SOLE               641,622
NORTHEAST UTILITIES                 COM         664397106   1,850      56,442    SH          SOLE                56,442
PEOPLES BANK OF BRIDGEPORT CT       COM         710198102   1,895      42,685    SH          SOLE                42,685
PFIZER INC                          COM         717081103   4,244     168,002    SH          SOLE               168,002
PIONEER NATURAL RESOURCES CO        COM         723787107   5,303     123,000    SH          SOLE               123,000
RAIT FINANCIAL TRUST                COM         749227104   7,770     278,099    SH          SOLE               278,099
REGIS CORP                          COM         758932107   3,061      75,821    SH          SOLE                75,821
RESOURCE AMERICA INC                CL A        761195205   8,532     361,085    SH          SOLE               361,085
ROSETTA RESOURCES INC               COM         777779307     766      37,297    SH          SOLE                37,297
SANFILIPPO JOHN & SON INC           COM         800422107   1,535     115,169    SH          SOLE               115,169
SOUTHERN UNION CO                   COM         844030106   3,659     120,402    SH          SOLE               120,402
SYNAGRO TECHNOLOGIES INC            COM         871562203   3,291     577,403    SH          SOLE               577,403
TRM CORPORATION                     COM         872636105     978     350,367    SH          SOLE               350,367
TESSERA TECHNOLOGIES, INC           COM         88164L100   4,338     109,160    SH          SOLE               109,160
TOYOTA MOTOR CORPORATION           SP ADR       892331307   1,633      12,738    SH          SOLE                12,738
TRX INC                             COM         898452107     634     186,406    SH          SOLE               186,406
UNITED WESTERN BANCORP INC          COM         913201109   2,181      91,323    SH          SOLE                91,323
WALTER INDS INC (NEW)               COM         93317Q105   3,810     153,949    SH          SOLE               153,949
WASHINGTON GROUP INTERNATIONAL INC  COM         938862208   6,131      92,311    SH          SOLE                92,311
WHITTIER ENERGY CORPORATION         COM         966785305   5,405     491,351    SH          SOLE               491,351